Related party transactions (Details 2)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Total associates and joint ventures	$ 174,000,000		$ 1,084,000,000	$ 600,000,000
Total other related parties	(4,671,000,000)		(8,884,000,000)	(104,000,000)
Total parent company		$ 32	(13)	28
Total Directors and Senior Management	(9,445,000,000)		(3,208,000,000)	(3,559,000,000)
Total	(13,910,000,000)		(11,021,000,000)	(3,035,000,000)
Donations	378,000,000		343,000,000	647,000,000
Income from sales and services from agricultural business	101,223,000,000		137,601,000,000	104,249,000,000
BACS [Member]
Statement [Line Items]
Financial operations	0		125,000,000	276
Leases and or rights of use	0		0	276,000,000
BHN Vida S.A. [Member]
Statement [Line Items]
Financial operations	(3,000,000)		0	0
BHN Seguros Generales S.A. [Member]
Statement [Line Items]
Financial operations	(1,000,000)		0	0
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Corporate services		92,000,000	67,000,000	0
Financial operations	149,000,000		817,000,000	330,000,000
Leases and or rights of use	(63,000,000)		75,000,000	(6,000,000)
IFISA [Member]
Statement [Line Items]
Financial operations	32,000,000		(13,000,000)	28,000,000
Other Related Parties [Member]
Statement [Line Items]
Corporate services	(215)		0	0
Financial operations		225	123	0
Leases and or rights of use	(1,000,000)		(19,000,000)	(24,000,000)
Fees and remunerations	(12,000,000)		0	0
Legal services	179,000,000		0	24,000,000
Donations	23,000,000		0	56,000,000
Income from sales and services from agricultural business		$ 294	0	0
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Management fee	4,760,000,000		(8,988,000,000)	0
Directors [Member]
Statement [Line Items]
Management fee	(9,202,000,000)		(2,979,000,000)	(3,475,000,000)
Compensation of Directors and senior management	(1,316,000,000)		(72,000,000)	(74,000,000)
Senior Management [Member]
Statement [Line Items]
Compensation of Directors and senior management	$ (243,000,000)		$ (229,000,000)	$ (84,000,000)